Financial Instruments - Assets and Liabilities Not Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, excluding the current portion	$ 32,909	$ 33,538
Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, excluding the current portion	35,260	37,253
Level 2 [Member] | Estimated Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt, excluding the current portion	$ 35,260	$ 37,253